Organization and Basis of Presentation - Schedule of Percentage of Ownership (Details)	6 Months Ended
Apr. 30, 2026
Jiuzi Holdings, Inc.(“Jiuzi Holdings”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Cayman
Date of incorporation	Oct. 10, 2019
Principal activities	Investment holding
Jiuzi New York Inc. (“Jiuzi New York”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	U.S.A.
Percentage of ownership	100.00%
Date of incorporation	Apr. 03, 2023
Principal activities	Corporate investment consulting
Jiuzi International (HK) Limited (“Jiuzi HK”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Hong Kong
Percentage of ownership	100.00%
Date of incorporation	May 23, 2023
Principal activities	Corporate investment consulting
Shenzhen Jiuzi New Energy Holding Group Co., Ltd. (“Shenzhen Jiuzi”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Shenzhen
Percentage of ownership	100.00%
Date of incorporation	Aug. 01, 2023
Principal activities	Proprietary brand batteries, electronic power equipment, mobile phones and accessories sales
Shenzhen Shatou Trading Co.,Ltd.(“Shenzhen Shatou”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Shenzhen
Percentage of ownership	100.00%
Date of incorporation	Oct. 21, 2024
Principal activities	Trading brokerage; domestic trade agency; hardware products
Hainan Jiuzi Xinneng Holding Group Co., Ltd (“Hainan Jiuzi”) [Member]
Schedule of Percentage of Ownership [Line Items]
Registered Location	Hainan
Percentage of ownership	100.00%
Date of incorporation	Apr. 20, 2026
Principal activities	Scientific research and technical services